Contingent Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Contingent Liabilities	Contingent liabilities
Randgold and Exploration summons
On 21 August 2008, Gold Fields Operations Limited (“GFO”) formerly known as Western Areas Limited, a subsidiary of Gold
Fields, received a summons from Randgold and Exploration Company Limited (“R&E”) and African Strategic Investment (Holdings)
Limited (collectively the "Plaintiffs"). The summons claims that during the period that GFO was under the control of Brett Kebble,
Roger Kebble and others, who were directors at the company, GFO assisted in the unlawful disposal of shares owned by R&E in
Randgold Resources Limited (“Resources”) and Afrikander Lease Limited, now Uranium One.
The claims have been computed in various ways. The highest value of the claims, when last calculated by the Plaintiffs during May
2017, equated to R43.7 billion (US$2.3 billion). The Plaintiffs are currently undergoing a process to amend their claims. Arising from, inter alia, objections raised by Gold Fields in such process, the Plaintiffs have formally indicated that they intend abandoning significant portions of their claims (such abandonment equating to in excess of R31.0 billion (US$1.6 billion) of the highest value of their claims). The value of the revised claims will be crystallised once the amendment process has run its course.
GFO has joined certain third parties to the action in order to enable it to claim compensation against such third parties in the event that the plaintiffs are successful in one or more of their claims. In addition, notices in terms of section 2(2)(b) of the
Apportionment of Damages Act, 1956 were served on various parties by GFO, in order to enable it to make a claim for a contribution against such parties in terms of the Apportionment of Damages Act, should the plaintiffs be successful in one or more of its claims.
GFO’s assessment is that it has sustainable defences to these claims and, accordingly, GFO’s attorneys have been instructed to vigorously defend the claims.
The ultimate outcome of the claims cannot presently be determined and, accordingly, no adjustment for any effects on the Group that may result from these claims, if any, has been made in the consolidated financial statements.
Silicosis and Tuberculosis
Class Action Settlement
The Tshiamiso Trust has been established to carry out the terms of the settlement agreement reached between six gold mining companies (including Gold Fields) and claimant attorneys in the Silicosis and Tuberculosis class action. The Tshiamiso Trust is responsible for ensuring that all eligible current and former mineworkers across southern Africa with Silicosis or work-related
Tuberculosis (or their dependents where the mineworker has passed away) are compensated pursuant to the Silicosis and
Tuberculosis Class Action Settlement Agreement.
Financial provision raised
Gold Fields has provided for the estimated cost of the above settlement based on actuarial assessments and the provisions of the
Silicosis and Tuberculosis Settlement Agreement. At 31 December 2024, the provision for Gold Fields’ share of the settlement of the class action claims and related costs amounted to US$4.9 million (R92.0 million) (2023: US$5.1 million (R93.8 million)). The nominal value of this provision is US$6.3 million (R119.1 million).
The ultimate outcome of this matter however remains uncertain, with the number of eligible workers successfully submitting claims and receiving compensation being uncertain. The provision is consequently subject to adjustment in the future.
Acid mine drainage
Acid mine drainage (“AMD”) or acid rock drainage (“ARD”), collectively called acid drainage (“AD”) is formed when certain sulphide minerals in rocks are exposed to oxidising conditions (such as the presence of oxygen, combined with water). AD can occur under natural conditions or as a result of the sulphide minerals that are encountered and exposed to oxidation during mining or during storage in waste rock dumps, ore stockpiles or tailings storage facilities. The acidic water that forms usually contains iron and other metals if they are contained in the host rock.
Gold Fields has identified incidences of AD, and the risk of potential short-term and long-term AD issues, specifically at its Cerro
Corona, South Deep and St Ives mines.
Gold Fields commissioned technical studies at Cerro Corona, starting in 2015 to 2022, to investigate technical solutions, to better inform appropriate short- and long-term mitigation strategies for AD management and to work towards a reasonable cost estimate of potential issues. While progress has been made in addressing potential long-term AD risks, Gold Fields is not able to generate a reliable estimate of the total potential impact on the Group. Cerro Corona continues to investigate technical solutions to better inform appropriate short and long-term mitigation strategies for ARD management and to work towards a reasonable cost estimate of these potential issues.
Notes to the consolidated financial statements continued
for the year ended 31 December 2024
38.Contingent liabilities continued
Acid mine drainage continued
South Deep has concluded technical studies which have indicated that, subject to the implementation of targeted mitigation measures and no regional hydrogeological changes, AD generation will be mitigated and/or contained, thus resulting in no potential residual environmental risk. South Deep continues to implement required mitigation measures to prevent AD. Due to the inherent uncertainty on the outcome of the cessation of dewatering of Cooke 4 (Ezulwini) over which South Deep does not have control, together with the application made by Rand Uranium (a subsidiary of Sibanye Stillwater) for the closure of Cooke 3, 2 and
1 shafts, which would result in the re-watering of these shafts, along with other possible hydrogeological influences unrelated to
South Deep in the future, the post closure water liability continues to be a contingent liability.
St Ives has undertaken material characterisation at the Cave Rocks project since 2006. Physical, chemical and geochemical assessments have been undertaken during this time to assess both cover material properties and propensity for AD.
No adjustment for any effects on the Group that may result from AD, if any, has been made in the consolidated financial statements other than through the Group’s normal environmental rehabilitation costs provision (refer note 28.1).